PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENTS

Property and equipment consists of the following:

	December 31, 2021	December 31, 2020
Computer equipment	$72,110	$33,774
Office equipment and furniture	36,157	36,573
Leasehold Improvements	89,819	56,631
Property and equipment	198,086	126,978
Less: Accumulated depreciation	(67,727)	(47,815)
Property and equipment, net	$130,359	$79,163